Warrants (Details) - USD ($)		1 Months Ended			9 Months Ended	12 Months Ended
	Feb. 02, 2022	Jul. 31, 2022	Feb. 22, 2022	Jan. 31, 2021	Sep. 30, 2022	Dec. 31, 2021	Jul. 29, 2022
Warrants (Details) [Line Items]
Exercisable term				6 years
Warrants exercised						$ 0
Conversion rate					2.725	2.725
Warrants shares							119,965
Placement Agent Warrant Member
Warrants (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock					362,134	61,600
Warrant exercise price					$ 3.29	$ 7.31
Proceeds from issuance of warrants					$ 508,797
Warrant expiration date					Jan. 25, 2027
Series A One Preferred Stock [Member]
Warrants (Details) [Line Items]
Proceeds from issuance of warrants						$ 326,675
Public Warrants [Member]
Warrants (Details) [Line Items]
Purchase price					$ 0.01
Rollover Warrants [Member]
Warrants (Details) [Line Items]
Warrant expiration date					Jan. 31, 2027
Conversion rate					2.725
Warrant [Member]
Warrants (Details) [Line Items]
Purchase price	$ 5,073
Warrants shares	1,891				165,976
Common Warrants [Member]
Warrants (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock					2,586,667
Warrant exercise price					$ 3.29
Proceeds from issuance of warrants					$ 3,634,262
Warrant expiration date					Jan. 25, 2027
Pre-Funded Warrants [Member]
Warrants (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock					1,293,541
Warrant exercise price					$ 0.00001
Purchase price			$ 12.94
Warrants shares			1,293,541
New Common Stock Warrants [Member]
Warrants (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock		8,333,334
Warrant exercise price		$ 0.6
Proceeds from issuance of warrants		$ 4,490,457
New Placement Agent Warrants [Member]
Warrants (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock		583,333
Warrant exercise price		$ 0.75
Proceeds from issuance of warrants		$ 310,137
Minimum [Member] | Public Warrants [Member]
Warrants (Details) [Line Items]
Sale of stock price					$ 18
IPO [Member] | Public Warrants [Member]
Warrants (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock					10,511,597
Warrant exercise price					$ 11.5
Warrant expiration date					Jan. 10, 2027
Series A One Preferred Stock [Member] | Rollover Warrants [Member]
Warrants (Details) [Line Items]
Warrants to purchase an aggregate shares of common stock					167,867
Warrant exercise price					$ 2.68
Proceeds from issuance of warrants					$ 326,675